Intangible Assets - Additional Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Amortization expenses on intangible assets other than goodwill	₺ 1,580,319	₺ 1,095,401	₺ 921,812
Impairment losses on intangible assets	3,232	1,986	3,181
Internally generated [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Capitalized cost	171,442	124,504
Amortization expense	₺ 40,934	₺ 37,532	₺ 30,148